SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Dec. 31, 2022		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Class of Stock [Line Items]
Number of warrants	3,403,460	[1]	105,420	[2]	121,329	151,170
Exercisable	3,379,711		76,671
Series A Warrants [Member]
Class of Stock [Line Items]
Number of warrants	9,986		10,946
Exercisable	9,986		10,946
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants	23,750		28,750
Exercisable	23,750		28,750
Series C Warrants [Member]
Class of Stock [Line Items]
Number of warrants	63,749		63,749
Exercisable	40,000		35,000
Warrants With No Class Designation [Member]
Class of Stock [Line Items]
Number of warrants	3,305,975		1,975
Exercisable	3,305,975		1,975

[1]	The total warrants of 3,403,460 above consisted of the following:
[2]	The total warrants of 105,420 above consisted of the following: